Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.001		$ 0.001
Ordinary shares, shares authorized	50,000,000		50,000,000
Ordinary shares, shares issued	17,025,000	17,025,000	15,500,000
Ordinary shares, shares outstanding	17,025,000	17,025,000	15,500,000